Going Concern and Liquidity	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Going Concern and Liquidity [Abstract]
Going Concern and Liquidity

Note 2 - Going Concern and Liquidity

In assessing the Company’s ability to continue as a going concern, the Company monitors and analyses its cash on-hand and its operating and capital expenditure commitments. The Company’s liquidity needs are to meet its working capital requirements, operating expenses, and capital expenditure obligations.

The Company’s management has considered whether there is substantial doubt about its ability to continue as a going concern due to the Company incurred a net loss of $22,768,135 during the nine months ended June 30, 2025 and, as of that date, the Company had a negative working capital of $15,705,766. These conditions raise doubt about the Company’s ability to continue as a going concern.

To sustain its ability to support the Company’s operating activities and to alleviate the situation, the Company considered supplementing its sources of funding through the following:

●	other available sources of financing from banks and other financial institutions or private lenders;

●	and equity financing.

The Company can make no assurances that required financings will be available for the amounts needed, or on terms commercially acceptable to the Company, if at all. If one or all of these events does not occur or subsequent capital raises are insufficient to bridge financial and liquidity shortfall, there would likely be a material adverse effect on the Company and would materially adversely affect its ability to continue as a going concern.

As such, the Company’s management has determined that the factors discussed above have raised substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued. The unaudited condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern and, accordingly, do not include any adjustments that might result from the outcome of this uncertainty.

Note 2 - Going Concern and Liquidity

In assessing the Company’s ability to continue as a going concern, the Company monitors and analyses its cash on-hand and its operating and capital expenditure commitments. The Company’s liquidity needs are to meet its working capital requirements, operating expenses, and capital expenditure obligations.

The Company’s management has considered whether there is substantial doubt about its ability to continue as a going concern due to the Company incurred a net loss of $17,815,307 during the year ended September 30, 2024 and, as of that date, the Company had a negative working capital of $19,852,386. These conditions raise doubt about the Company’s ability to continue as a going concern.

To sustain its ability to support the Company’s operating activities and to alleviate the situation, the Company considered supplementing its sources of funding through the following:

●	other available sources of financing from banks and other financial institutions or private lenders;

●	and equity financing.

On November 1, 2024, the Company successfully completed a fundraising exercise amounting to approximately $1.4 million (MYR 6 million) gross proceeds from new external shareholders. On April 30, 2025, the Company signed debt settlement agreements with its director and shareholder to settle the debts with them.

The Company can make no assurances that required financings will be available for the amounts needed, or on terms commercially acceptable to the Company, if at all. If one or all of these events does not occur or subsequent capital raises are insufficient to bridge financial and liquidity shortfall, there would likely be a material adverse effect on the Company and would materially adversely affect its ability to continue as a going concern.

As such, the Company’s management has determined that the factors discussed above have raised substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued. The consolidated financial statements have been prepared assuming that the Company will continue as a going concern and, accordingly, do not include any adjustments that might result from the outcome of this uncertainty.